Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 4, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Central Index Key	dei_EntityCentralIndexKey	0000924394
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 4, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

MID CAP GROWTH PORTFOLIO (Prospectus Summary): | MID CAP GROWTH PORTFOLIO
MID CAP GROWTH PORTFOLIO

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
MID CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fourth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The second sentence of the fourth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
MID CAP GROWTH PORTFOLIO (Prospectus Summary): | MID CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID CAP GROWTH PORTFOLIO
Supplement Text	ck0000924394_SupplementTextBlock

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
MID CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fourth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

GROWTH PORTFOLIO (Prospectus Summary): | GROWTH PORTFOLIO
GROWTH PORTFOLIO

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
GROWTH PORTFOLIO (Prospectus Summary): | GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GROWTH PORTFOLIO
Supplement Text	ck0000924394_SupplementTextBlock

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

MULTI CAP GROWTH TRUST (Prospectus Summary): | MULTI CAP GROWTH TRUST
MULTI CAP GROWTH PORTFOLIO

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
MULTI CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
MULTI CAP GROWTH TRUST (Prospectus Summary): | MULTI CAP GROWTH TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MULTI CAP GROWTH PORTFOLIO
Supplement Text	ck0000924394_SupplementTextBlock

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
MULTI CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.